Document and Entity Information	0 Months Ended
Nov. 06, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 06, 2014
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Nov. 06, 2014
Document Effective Date	Nov. 06, 2014
Prospectus Date	Oct. 01, 2014
Dreyfus Select Managers Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DSGYX